Long-Term Debt Term Loan (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended									3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 19, 2013 Term Loan [Member]	Jan. 31, 2013 Term Loan [Member]	Mar. 31, 2012 Term Loan [Member]	Feb. 29, 2012 Term Loan [Member]	Mar. 31, 2011 Term Loan [Member]	Jun. 30, 2013 Term Loan [Member]	Sep. 11, 2011 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]		Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2013 Term Loan [Member]		Mar. 31, 2013 Extended loans due 2017 [Member]	Dec. 31, 2012 Extended loans due 2017 [Member]	Mar. 31, 2013 Nonextended loans due 2014 [Member]	Dec. 31, 2012 Nonextended loans due 2014 [Member]	Mar. 31, 2012 Senior notes due 2015 [Member]	Dec. 31, 2012 Senior notes due 2015 [Member]		Dec. 31, 2011 Senior notes due 2015 [Member]	Mar. 31, 2013 Senior notes due 2015 [Member]		Mar. 31, 2013 Net Leverage Ratio, greater than 5.5 [Member] Term Loan [Member]	Dec. 31, 2012 Net Leverage Ratio, greater than 5.5 [Member] Term Loan [Member]	Mar. 31, 2013 Net Leverage Ratio, less than or equal to 5.5 but greater than 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Net Leverage Ratio, less than or equal to 5.5 but greater than 4.5 [Member] Term Loan [Member]	Mar. 31, 2013 Net Leverage Ratio, less than or equal to 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Net Leverage Ratio, less than or equal to 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Minimum [Member] Extended loans due 2017 [Member] ABR [Member]	Dec. 31, 2012 Minimum [Member] Extended loans due 2017 [Member] LIBOR [Member]	Dec. 31, 2012 Minimum [Member] Nonextended loans due 2014 [Member] ABR [Member]	Dec. 31, 2012 Minimum [Member] Nonextended loans due 2014 [Member] LIBOR [Member]	Dec. 31, 2012 Maximum [Member] Extended loans due 2017 [Member] ABR [Member]	Dec. 31, 2012 Maximum [Member] Extended loans due 2017 [Member] LIBOR [Member]	Dec. 31, 2012 Maximum [Member] Nonextended loans due 2014 [Member] ABR [Member]	Dec. 31, 2012 Maximum [Member] Nonextended loans due 2014 [Member] LIBOR [Member]	Mar. 31, 2013 Maximum, less than or equal to 5.5 [Member] Term Loan [Member]	Dec. 31, 2012 Maximum, less than or equal to 5.5 [Member] Term Loan [Member]	Mar. 31, 2013 Minimum, greater than 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Minimum, greater than 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Maximum, less than or equal to 4.5 [Member] Term Loan [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term			$ 3,766,000,000										$ 1,339,500,000		$ 1,540,500,000	$ 1,299,500,000		$ 890,800,000	$ 918,200,000	$ 408,700,000	$ 421,300,000		$ 0		$ 129,000,000	$ 0
Long-term Debt, Weighted Average Interest Rate													3.90%	[1]		3.90%	[2]						0.00%	[1]		0.00%	[2]
Variable Interest Rate Margin																																		1.75%	2.75%	2.50%	3.50%	2.25%	3.25%	3.00%	4.00%
Reference Interest Rate Floor																																		2.25%	1.25%
Term Loan Restricted Payments, Dollar Limit													25,000,000
Extinguishment of Debt, Prepayment Premium													1.00%
Period Following Term Loan Amendment Where Prepayment Premium Required If Extinguished												6 months
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)						10,300,000				3,200,000							9,400,000	9,400,000		114,100,000
Term Loan Mandatory Prepayments, percentage of excess cash flow																												50.00%	50.00%	25.00%	25.00%	0.00%	0.00%
Net leverage ratio													5.2			4.9																										5.5	5.5	4.5	4.5	4.5
Term Loan, Repayments							40,000,000			132,000,000			201,000,000
Term Loan, Business Days Following Filing Date When Prepayment Is Due						10 days
Term Loan Optional Repayments									180,000,000
Term Loan Mandatory Repayments								$ 21,000,000
Senior secured leverage ratio, maximum													6.75			6.5
Senior secured leverage ratio, actual													2.4			2.1

[1]	Weighted-average interest rate as of December 31, 2012.
[2]	Weighted-average interest rate at March 31, 2013.